Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 673,265,899
Net increase (decrease) in trade receivables	754,156	$ 24,541	$ (27,957,812)	$ (9,396,304)
Exercise of call option	(1,069,255)	(34,795)	(2,727,915)	(1,934,530)
Ending Balance	707,589,842	23,026,029	673,265,899
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	10,311,050	335,537	4,265,531	4,806,179
Recognized in profit or loss	100,739	3,278	131,276	(17,941)
Recognized in other comprehensive income (included in unrealized (losses) gains on financial assets at FVTOCI)	(383,608)	(12,483)	193,448	(151,992)
Recognized in other comprehensive income (effects of foreign currency exchange)	200,973	6,540	(84,122)	(31,017)
Net increase (decrease) in trade receivables	3,655,963	118,971	18,210,321	6,005,816
Trade receivables factoring (purchases)	(4,345,711)	(141,416)	(12,744,272)	(7,409,093)
Purchases	372,341	12,117	491,292	1,152,402
Disposals	(346,181)	(11,266)	(122,666)	(450,625)
Exercise of call option				(25,988)
Reclassify			(29,758)
Acquisition through business combinations				387,790
Ending Balance	9,565,566	311,278	10,311,050	4,265,531
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	2,300,899	74,875	1,897,984	1,005,714
Recognized in profit or loss	100,134	3,258	131,276	(17,941)
Recognized in other comprehensive income (effects of foreign currency exchange)	195,415	6,359	(79,614)	(15,455)
Purchases	338,016	11,000	459,046	893,234
Disposals	(268,200)	(8,728)	(107,793)	(329,370)
Exercise of call option				(25,988)
Acquisition through business combinations				387,790
Ending Balance	2,666,264	86,764	2,300,899	1,897,984
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL debt instrument [member]
Disclosure of fair value measurement of assets [line items]
Recognized in profit or loss	605	20
Net increase (decrease) in trade receivables	4,330,075	140,907	3,269,782	370,110
Trade receivables factoring (purchases)	(4,330,075)	(140,907)	(3,269,782)	(370,110)
Purchases	14,325	466
Disposals	(14,930)	(486)
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	841,231	27,375	728,398	755,903
Recognized in other comprehensive income (included in unrealized (losses) gains on financial assets at FVTOCI)	(366,862)	(11,938)	129,726	(149,856)
Recognized in other comprehensive income (effects of foreign currency exchange)	5,558	181	(4,508)	(15,562)
Purchases	20,000	651	32,246	259,168
Disposals	(63,051)	(2,052)	(14,873)	(121,255)
Reclassify			(29,758)
Ending Balance	436,876	14,217	841,231	728,398
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	7,168,920	233,287	1,639,149	3,044,562
Recognized in other comprehensive income (included in unrealized (losses) gains on financial assets at FVTOCI)	(16,746)	(545)	63,722	(2,136)
Net increase (decrease) in trade receivables	(674,112)	(21,936)	14,940,539	5,635,706
Trade receivables factoring (purchases)	(15,636)	(509)	(9,474,490)	(7,038,983)
Ending Balance	$ 6,462,426	$ 210,297	$ 7,168,920	$ 1,639,149